Provisions, Contingencies and Other Commitments - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Provisions [Line Items]
Provisions	R$ 19,736,000,000	R$ 20,909,000,000
Estimated amounts at risk in main tax and social security lawsuits	19,595,000,000
Interest on capital	3,873,000,000	3,617,000,000	R$ 2,585,000,000
Amounts related to banking operation	34,448,000,000	31,918,000,000	29,452,000,000
Deductibility of losses in credit operations	27,895,000,000	26,972,000,000	R$ 26,844,000,000	R$ 22,392,000,000
Receivables balance arising from reimbursements of contingencies	1,065,000,000	1,128,000,000
ISS [Member]
Disclosure of Provisions [Line Items]
Amounts related to banking operation	1,123,000,000
CSLL [Member]
Disclosure of Provisions [Line Items]
Provisions recognized for tax and social securities lawsuits	1,289,000,000
Deposit balance	R$ 1,273,000,000
CSLL [Member] | Bottom of range [member]
Disclosure of Provisions [Line Items]
CSLL rate for financial and insurance companies	9.00%
CSLL [Member] | Top of range [member]
Disclosure of Provisions [Line Items]
CSLL rate for financial and insurance companies	15.00%
PIS and COFINS [Member]
Disclosure of Provisions [Line Items]
Provisions recognized for tax and social securities lawsuits	R$ 687,000,000
Deposit balance	601,000,000
Reversal of revenues from depreciation in excess	1,658,000,000
INSS [Member]
Disclosure of Provisions [Line Items]
Non-compensatory amounts	5,220,000,000
IRPJ and CSLL [Member]
Disclosure of Provisions [Line Items]
Goodwill - Deduction	2,580,000,000
Interest on capital	1,487,000,000
Deductibility of losses in credit operations	705,000,000
IRPJ [Member]
Disclosure of Provisions [Line Items]
Goodwill amount guaranteed in purchase agreements	1,650,000,000
Labor claims [Member]
Disclosure of Provisions [Line Items]
Provisions	0
Total estimated risk	122,000,000	79,000,000
Civil lawsuits [Member]
Disclosure of Provisions [Line Items]
Provisions	0
Total estimated risk	R$ 3,494,000,000	R$ 3,388,000,000